INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Income Statement Impact of Investments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	$ 1,685	$ 1,044	$ 3,278	$ 2,057
Net income	254	219	419	546
Share of profit (loss) of associates and joint ventures accounted for using equity method	34	1	52	(4)	$ (13)
Associates and Joint Ventures
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	1,319	1,406	2,850	2,973
Net income	83	32	134	96
Share of profit (loss) of associates and joint ventures accounted for using equity method, before reclassification	34	1	52	31
Reclassification adjustments on exchange differences on translation, net of tax	$ 0	$ 0	$ 0	$ (35)